Subsequent Event (Advantage Hand Therapy and Orthopedic Rehabilitation, LLC)	6 Months Ended
Jun. 30, 2018
Advantage Hand Therapy and Orthopedic Rehabilitation, LLC [Member]
Subsequent Event

Note 9 – Subsequent Event

On August 1, 2018, the Company entered into an agreement with IMAC Holdings, Inc. for the purchase of all of the outstanding membership units of Advantage Hand Therapy and Orthopedic Rehabilitation, LLC. Upon consummation of the transaction, Advantage became a wholly-owned subsidiary of IMAC Holdings, Inc.